AOMT II, LLC ABS-15G

Exhibit 99.21

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2026020577	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Application	Satisfied	D	A	D	A	XXX	Application is incomplete	No	The Final 1003 for the co-borrower needs to be updated to reflect their primary residence on the XXX and monthly income.	Received updated 1003	Satisfied.	(No Data)	Not Applicable	XXX: Good credit history - XXX Comments: No derogatory information reflected on the credit profile.
2026020577	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Credit/Mtg History	Satisfied	C	A	C	A	XXX	Credit report stale dated at closing	No	The undisclosed debt notification dated within XXX days prior to closing was not in the file. The Drive report does not reflect debt monitoring.	Received fraud report with updated XXX	Satisfied	(No Data)	Not Applicable	XXX: Good credit history - XXX Comments: No derogatory information reflected on the credit profile.
2026020564	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Terms/Guidelines	Waived	C	B	C	B	XXX	Loan parameters do not meet guidelines	No	Audit calculated the DSCR at XXX using the fully indexed rate since subject is an XXX and guides indicate to use the higher of the note rate or fully indexed rate. Using the fully indexed rate since it is higher results in the LTV of XXX% exceed guides (maximum is XXX% on cash-out with a DSCR less than XXX).	(No Data)	Received exception request and approval.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines - XXX Comments: XXX months of cash reserves.
2026020518	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  XXX months of verified reserves.

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX Fico score.

XXX: LTV below guideline requirements
- XXX Comments:  Low CLTV of XXX%

2026020497	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXX: LTV below guideline requirements
- XXX Comments:  LTV AT XXX% below guideline requirements OF XXX%

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of XXX months exceeds guidelines of XXX months

XXX: Significant time at current residence
- XXX Comments:  Significant time at current residence of XXX years

2026020474	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV; max XXX%.

XXX: Verified cash reserves exceed guidelines
- XXX Comments:  $XXX reserves; $XXX reserves required.

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX qual score; min XXX.

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  XXX. XXX mortgage payment history; not more than XXX allowed.

2026020424	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A																XXX: Verified cash reserves exceed guidelines - XXX Comments: XXX months of cash reserves.
2026020216	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	Property Valuations	Appraisal	Active	B	B	B	B	XXX	Alternate Valuation product used.	No	XXX XXX is not on the list of acceptable XXX vendors per Guidelines section XXX and the XXX XXX.	(No Data)	(No Data)	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
- XXX Comments:  Credit score of XXX is above the required XXX

XXX: LTV below guideline requirements
- XXX Comments:  CLTV of XXX% is below the maximum allowable of XXX%.

XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Cash reserves: $XXX or XXX months of PITIA. XXX months required.

XXX: DTI below guideline requirement
- XXX Comments:  DTI of XXX% is below the maximum allowable XXX%